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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00933

                          CGM CAPITAL DEVELOPMENT FUND
                          ----------------------------
               (Exact name of registrant as specified in charter)

              One International Place, Boston, Massachusetts 02110
              ----------------------------------------------------
              (Address of principal executive offices) (Zip code)

                        Jeremiah J. Bresnahan, Jr., Esq.
                             Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110
                                ----------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2004
                         -----------------

Date of reporting period: September 30, 2004
                          ------------------
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ITEM 1. SCHEDULE OF INVESTMENTS.

                                                  CGM CAPITAL DEVELOPMENT FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS AS OF SEPTEMBER 30, 2004
(unaudited)

COMMON STOCKS -- 99.5% OF TOTAL NET ASSETS
                                                                                                       SHARES           VALUE (a)
                                                                                                       ------           ---------
AIRLINES -- 2.8%
    GOL Linhas Aereas Inteligentes SA ADR (b)(c) ..................................................     520,000       $ 10,556,000
                                                                                                                      ------------
CHEMICALS -- 0.7%
    Olin Corporation ..............................................................................     135,000          2,700,000
                                                                                                                      ------------
CONSUMER DURABLES -- 4.5%
    Thor Industries, Inc. .........................................................................     430,000         11,382,100
    Winnebago Industries, Inc. ....................................................................     160,000          5,542,400
                                                                                                                      ------------
                                                                                                                        16,924,500
                                                                                                                      ------------
FINANCIAL SERVICES -- 0.7%
    AmeriCredit Corp. (c) .........................................................................     125,000          2,610,000
                                                                                                                      ------------
HEAVY CAPITAL GOODS -- 5.0%
    Cummins Inc. ..................................................................................     250,000         18,472,500
                                                                                                                      ------------
HOUSING AND BUILDING MATERIALS -- 12.1%
    D.R. Horton, Inc. .............................................................................     502,350         16,632,808
    Hughes Supply, Inc. ...........................................................................     320,000          9,622,400
    Lennar Corporation ............................................................................     155,000          7,378,000
    Pulte Homes, Inc. .............................................................................      35,000          2,147,950
    Toll Brothers, Inc. (c) .......................................................................     200,000          9,266,000
                                                                                                                      ------------
                                                                                                                        45,047,158
                                                                                                                      ------------
METALS AND MINING -- 3.3%
    Southern Peru Copper Corporation ..............................................................     235,000         12,140,100
                                                                                                                      ------------
OFFSHORE DRILLING -- 3.7%
    GlobalSantaFe Corporation .....................................................................     220,000          6,743,000
    TODCO (c) .....................................................................................     405,000          7,026,750
                                                                                                                      ------------
                                                                                                                        13,769,750
                                                                                                                      ------------
OIL - INDEPENDENT PRODUCTION -- 13.3%
    Berry Petroleum Company .......................................................................     165,000          6,060,450
    Canadian Natural Resources Limited ............................................................     279,000         11,112,570
    Kerr-McGee Corporation ........................................................................     210,000         12,022,500
    Newfield Exploration Company (c) ..............................................................     225,000         13,779,000
    PetroKazakhstan, Inc. .........................................................................     155,000          5,311,850
    Petroleum Development Corporation (c) .........................................................      30,000          1,314,600
                                                                                                                      ------------
                                                                                                                        49,600,970
                                                                                                                      ------------
OIL - MAJOR INTEGRATED -- 7.0%
    Murphy Oil Corporation ........................................................................     232,000         20,130,640
    Suncor Energy Inc. ............................................................................     190,000          6,081,900
                                                                                                                      ------------
                                                                                                                        26,212,540
                                                                                                                      ------------
OIL - REFINING -- 5.6%
    Amerada Hess Corporation ......................................................................     234,000         20,826,000
                                                                                                                      ------------
OIL - SERVICES -- 2.7%
    Cal Dive International, Inc. (c) ..............................................................     285,000         10,151,700
                                                                                                                      ------------
RETAIL -- 11.8%
    Claire's Stores, Inc. .........................................................................     345,000          8,638,800
    Jos. A. Bank Clothiers, Inc. (c) ..............................................................     545,000         15,085,600
    Urban Outfitters, Inc. (c) ....................................................................     594,000         20,433,600
                                                                                                                      ------------
                                                                                                                        44,158,000
                                                                                                                      ------------
STEEL -- 14.0%
    Cleveland-Cliffs Inc. (c) .....................................................................     190,000         15,365,300
    Commercial Metals Company .....................................................................     490,000         19,462,800
    Ispat International N.V. (c) ..................................................................     595,000         17,255,000
                                                                                                                      ------------
                                                                                                                        52,083,100
                                                                                                                      ------------
TELEPHONE -- 12.3%
    Mobile TeleSystems OJSC ADR (b)(d) ............................................................     170,000         24,648,300
    Open Joint Stock Company "Vimpel-Communications" ADR (b)(c)(d) ................................     196,000         21,324,800
                                                                                                                      ------------
                                                                                                                        45,973,100
                                                                                                                      ------------
TOTAL COMMON STOCKS (Identified Cost $316,626,489) ............................................................        371,225,418
                                                                                                                      ------------
SHORT-TERM INVESTMENT -- 0.3%
                                                                                                       FACE
                                                                                                      AMOUNT
                                                                                                      ------
    American Express Credit Corporation, 1.73%, 10/01/04 (Cost $1,250,000) ........................ $ 1,250,000          1,250,000
                                                                                                                      ------------
TOTAL INVESTMENTS -- 99.8% (Identified Cost $317,876,489) (e) .................................................        372,475,418
    Cash and receivables ......................................................................................         17,749,139
    Liabilities ...............................................................................................        (17,071,033)
                                                                                                                      ------------
TOTAL NET ASSETS -- 100.0% .....................................................................................      $373,153,524
                                                                                                                      ============

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used.
    Short-term notes having a maturity of less than sixty-one days are stated at amortized cost, which approximates market value.
(b) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the
    United States or Canada.
(c) Non-income producing security.
(d) The Fund has approximately 12% of its assets at September 30, 2004 invested in companies incorporated in the Russian
    Federation.
(e) Federal Tax Information: At September 30, 2004 the net unrealized appreciation on investments based on cost of $317,876,489 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax
      cost ....................................................................................................     $ 59,815,864
    Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over
      value ...................................................................................................       (5,216,935)
                                                                                                                    ------------
                                                                                                                    $ 54,598,929
                                                                                                                    ============

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ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Capital Development Fund's disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Capital Development Fund have concluded that the CGM Capital Development Fund's disclosure controls and procedures (as defined in Rule 30a-3(c)under the Investment Company Act of 1940)are effective to provide reasonable assurance that information required to be disclosed by the CGM Capital Development Fund on this report is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

b) There were no changes in CGM Capital Development Fund's internal control over financial reporting (as defined in Rule 30a-3(d)under the Investment Company Act of 1940)that occurred during CGM Capital Development Fund's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, CGM Capital Development Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

            Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.
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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CGM Capital Development Fund

By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: November 22, 2004


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: November 22, 2004

By:   /S/ Jem A. Hudgins
      Jem A. Hudgins
      CFO & Treasurer
      Principal Financial Officer

Date: November 22, 2004